Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Critical Accounting Estimates and Judgments
5	Critical accounting estimates and judgments
The Group makes estimates and judgments that affect the reported amounts of revenues, expenses, assets and liabilities and the disclosure of contingent liabilities in these financial statements. Estimates and judgments are continually assessed based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
In the process of applying the Group’s accounting policies, management has made the following judgments and accounting estimation, which have the significant effect on the amounts recognized in the financial statements.

5.1	Goodwill impairment assessment
The Group tests annually whether goodwill has suffered any impairment. The recoverable amount of cash generating units and groups of cash generating units is the higher of value-in-use
(“VIU”) and fair value less costs of sale. These calculations require the use of accounting estimates. If management revises the gross margin that is used in the calculation of the future cash flows of asset groups and groups of asset groups, and the revised gross margin is lower than the one currently used, the Group may have to recognize further impairment against goodwill. If management revises the pre-tax
discount rate applied to the discounted cash flows, and the revised pre-tax
discount rate is higher than the one currently applied, the Group may have to recognize further impairment against goodwill. If the actual gross margin is higher than or pre-tax
discount rate is lower than management’s estimates, the impairment loss of goodwill previously provided for is not allowed to be reversed by the Group.

5.2	Recognition of loan enablement service fees and post-origination service fees
The Group recognizes loan enablement and post origination service fees by allocating total consideration to be received during the performance of borrowing period to different performance obligations. The Group estimates total consideration to be received by considering early termination scenarios. From time to time, the Group reviews actual early termination data observed and adjusts the early termination assumptions used in revenue recognition to reflect management’s best estimate. The Group considers the upfront loan enablement services and post loan enablement services as distinct performance obligations. However, the Group does not provide these services separately, and the third-party evidence of selling price does not exist either, as public information is not available regarding the amount of fees competitors charge for these services. As a result, the Group uses the expected-cost-plus-a-margin
approach to determine its best estimate of selling prices of the different performance obligations as the basis for allocation. When estimating the selling prices, the Group considers the cost related to such services and profit margin.

5.3	Income taxes
The Group is subject to income taxes in the PRC and other jurisdictions. Significant judgment is required in determining the provision for income taxes in each of these jurisdictions. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred tax assets and liabilities in the period in which such determination is made.
Deferred tax assets relating to certain temporary differences and tax losses are recognized when management considers it is probable that future taxable profits will be available against which the temporary differences or tax losses can be utilized. When the expectation is different from the original estimate, such differences will impact the recognition of deferred tax assets and taxation charges in the period in which such estimate is changed.

5.4	Classification of financial instruments
The judgments in determining the classification of financial assets include the analysis of business models and the characteristics of contractual cash flows.
An entity’s business model refers to how an entity manages its financial assets in order to generate cash flows. That is, the entity’s business model determines whether cash flows will result from collecting contractual cash flows, selling financial assets or both. It is typically observable through the activities that the entity undertakes to achieve the objective of the business model. An entity will need to use judgment when it assesses its business model for managing financial assets and that assessment is not determined by a single factor or activity. Instead, the entity must consider all relevant evidence that is available at the date of the assessment.
The contractual cash flow characteristics of financial assets refer to the cash flow attributes agreed on in the financial asset contract and reflect the economic characteristics of the relevant financial assets, that is, the contractual cash flows generated by the relevant financial assets on a specified date solely represents the payments of principal and interest. The principal amount refers to the fair value of the financial asset at initial recognition, which may change during the duration of the financial asset due to reasons such as early repayment. Interest includes the time value of money, credit risk related to the amount of outstanding principal in a particular period, and consideration of other basic borrowing risks, costs and profits.

5.5	Fair value of financial instruments determined using valuation techniques
Fair value, in the absence of an active market, is estimated by using valuation techniques, applying currently applicable and sufficiently available data, and the valuation techniques supported by other information, which mainly include market approach and income approach, reference to the recent arm’s length transactions, current market value of another instrument which is substantially the same, and by using the discounted cash flow analysis and option pricing models.
When using valuation techniques to determine the fair value of financial instruments, the Group would choose inputs consistent with market participants, considering transactions of related assets and liabilities. All related observable market parameters are considered in priority, including interest rate, foreign exchange rate, commodity prices, and share prices or index. When related observable parameters are unavailable or inaccessible, the Group uses unobservable parameters and makes estimates for credit risk, market volatility, and liquidity adjustments.
Using different valuation techniques and parameter assumptions may lead to significant differences of fair value estimations.

5.6	Measurement of the expected credit losses
The measurement of the expected credit losses for financial assets measured at amortized cost and financing guarantee contracts is an area that requires the use of complex models and significant assumptions about future economic conditions and credit behavior. Explanation of the inputs, assumptions and estimation techniques used in measuring ECL is further detailed in Note 4.1.2.
A number of significant judgments are also required in applying the accounting requirements for measuring ECL, such as:

•	Determining criteria for significant increase in credit risk;

•	Choosing appropriate models and assumptions for the measurement of ECL;

•	Establishing the number and relative weightings of forward-looking scenarios for each type of product/market and the associated ECL; and

•	Establishing groups of similar financial assets for the purposes of measuring ECL.

5.7	Determination of control over the structured entities
To determine whether the Group controls the structured entities of which the Group acts as the asset manager or retail credit and enablement service provider, management applies judgment based on all relevant facts and circumstances to determine whether the Group is acting as the principal or agent for the structured entities. If the Group is acting as the principal, it has control over the structured entities. In assessing whether the Group is acting as the principal, the Group considers factors such as the scope of the decision-making authority, rights held by other parties, remuneration to which it is entitled to, and exposure to variable returns resulting from its additional involvement with structured entities. The Group will perform reassessment once the facts and circumstances change leading to changes in the above factors.
Please refer to Note 4.3 for disclosure of the maximum risk exposure of unconsolidated structured entities of the Group.